Other Non-Current Assets	12 Months Ended
Dec. 31, 2022
Other Assets Non Current [Abstract]
Schedule of other non-current assets
8	OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	As of December 31,
	2021	2022
Loans to employees	2,867	-
Deposits for financing arrangements	6,700	6,700
School deposits	22,173	32,350
Rental deposits	22,901	8,127
Others	1,847	-
Other non-current assets	56,488	47,177